Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Warrants Activities

A summary of activity during the six months ended June 30, 2025, follows:

	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2024	105,490	$11.71	3.92
Granted	—	—	—
Expired	—	—	—
Exercised	(73,990)	(3.39)	—
Outstanding, June 30, 2025	31,500	$31.25	2.47

A summary of activity during the years ended December 31, 2024 and 2023, follows:

	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2022	10,500	$31.25	4.68
Granted	24,688	26.78	4.90
Expired	—	—	—
Exercised	—	—	—
Outstanding, December 31, 2023	35,188	$28.12	4.05
Granted	70,302	3.50	4.92
Expired	—	—	—
Exercised	—	—	—
Outstanding, December 31, 2024	105,490	$11.71	3.92